Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 47,008,000,000	$ 1,535	$ 47,204,000,000	$ 46,067,000,000
Adjustments for:
Depreciation	32,956,000,000	1,076	32,786,000,000	31,832,000,000
Amortization	6,699,000,000	219	6,643,000,000	6,569,000,000
Amortization of incremental costs of obtaining contracts	856,000,000	28	841,000,000	815,000,000
Expected credit loss	152,000,000	5	117,000,000	143,000,000
Interest expense	319,000,000	10	263,000,000	218,000,000
Interest income	(618,000,000)	(20)	(249,000,000)	(95,000,000)
Dividend income	(167,000,000)	(5)	(157,000,000)	(154,000,000)
Compensation cost of share-based payment transactions	8,000,000	0	16,000,000	19,000,000
Share of profits of associates and joint ventures accounted for using equity method	(253,000,000)	(8)	(442,000,000)	(421,000,000)
Loss (gain) on disposal of property, plant and equipment	0	0	(5,000,000)	(3,000,000)
Gain on disposal of investment properties	0	0	(1,000,000)	0
Loss (gain) on disposal of investments accounted for using equity method	(6,000,000)	0	14,000,000	(4,000,000)
Provision for impairment loss and obsolescence of inventory	23,000,000	1	34,000,000	207,000,000
Impairment loss on property, plant and equipment	299,000,000	10	0	0
Impairment loss on right-of-use assets	0	0	0	420,000,000
Impairment loss (reversal of impairment loss) on investment properties	336,000,000	10	(107,000,000)	(83,000,000)
Impairment loss on intangible assets	0	0	9,000,000	29,000,000
Valuation loss (gain) on financial assets and liabilities at fair value through profit or loss, net	98,000,000	3	206,000,000	(243,000,000)
Others	(60,000,000)	(2)	254,000,000	(133,000,000)
Changes in operating assets and liabilities:
Contract assets	(1,291,000,000)	(42)	(1,031,000,000)	(336,000,000)
Trade notes and accounts receivable	(287,000,000)	(9)	(785,000,000)	(1,339,000,000)
Receivables from related parties	(3,000,000)	0	(34,000,000)	189,000,000
Inventories	(178,000,000)	(6)	(23,000,000)	875,000,000
Prepayments	(315,000,000)	(9)	2,000,000	392,000,000
Other current monetary assets	107,000,000	3	(165,000,000)	(386,000,000)
Other current assets	733,000,000	24	(576,000,000)	(630,000,000)
Incremental cost of obtaining contracts	(1,026,000,000)	(34)	(833,000,000)	(803,000,000)
Contract liabilities	584,000,000	19	1,990,000,000	(1,652,000,000)
Trade notes and accounts payable	(2,033,000,000)	(66)	(1,631,000,000)	2,468,000,000
Payables to related parties	(154,000,000)	(5)	147,000,000	(255,000,000)
Other payables	562,000,000	18	782,000,000	248,000,000
Provisions	373,000,000	12	(28,000,000)	13,000,000
Other current liabilities	(14,000,000)	0	60,000,000	(12,000,000)
Net defined benefit plans	(728,000,000)	(24)	(724,000,000)	(756,000,000)
Cash generated from operations	83,980,000,000	2,743	84,587,000,000	83,205,000,000
Interests paid	(314,000,000)	(10)	(239,000,000)	(192,000,000)
Income taxes paid	(9,107,000,000)	(297)	(8,397,000,000)	(8,155,000,000)
Net cash provided by operating activities	74,559,000,000	2,436	75,951,000,000	74,858,000,000
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through other comprehensive income	(305,000,000)	(10)	(19,000,000)	(313,000,000)
Proceeds from disposal of financial assets at fair value through other comprehensive income	0	0	0	2,912,000,000
Proceeds from capital reduction of financial assets at fair value through other comprehensive income	0	0	7,000,000	0
Acquisition of financial assets at fair value through profit or loss	(133,000,000)	(4)	(360,000,000)	(44,000,000)
Proceeds from disposal of financial assets at fair value through profit or loss	0	0	15,000,000	25,000,000
Proceeds from capital reduction and profit distribution of financial assets at fair value through profit or loss	22,000,000	1	66,000,000	0
Acquisition of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	(45,239,000,000)	(1,477)	(5,670,000,000)	(17,369,000,000)
Proceeds from disposal of time deposits, negotiable certificates of deposit with maturities of more than three months	28,577,000,000	933	7,310,000,000	18,446,000,000
Acquisition of investments accounted for using equity method	(1,555,000,000)	(51)	(52,000,000)	(330,000,000)
Proceeds from disposal of investments accounted for using equity method	0	0	0	9,000,000
Proceeds from capital reduction of investments accounted for using equity method	0	0	340,000,000	0
Acquisition of property, plant and equipment	(30,741,000,000)	(1,004)	(31,535,000,000)	(35,333,000,000)
Proceeds from disposal of property, plant and equipment	19,000,000	1	16,000,000	27,000,000
Acquisition of intangible assets	(237,000,000)	(8)	(1,893,000,000)	(256,000,000)
Acquisition of investment properties	(54,000,000)	(2)	(18,000,000)	(1,000,000)
Decrease in other noncurrent assets	166,000,000	5	235,000,000	338,000,000
Increase in prepayments for leases	(1,729,000,000)	(57)	0	0
Interests received	568,000,000	19	219,000,000	95,000,000
Dividends received	467,000,000	15	550,000,000	622,000,000
Net cash used in investing activities	(50,174,000,000)	(1,639)	(30,789,000,000)	(31,172,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	2,590,000,000	85	1,292,000,000	154,000,000
Repayments of short-term loans	(2,727,000,000)	(89)	(635,000,000)	(156,000,000)
Proceeds from short-term bills payable	0	0	0	5,000,000,000
Repayments of short-term bills payable	0	0	0	(12,000,000,000)
Proceeds from issuance of bonds	0	0	3,500,000,000	7,000,000,000
Payments for transaction costs attributable to the issuance of bonds	0	0	(4,000,000)	(7,000,000)
Increase (decrease) in customers' deposits	134,000,000	4	(223,000,000)	477,000,000
Payments for the principal of lease liabilities	(3,884,000,000)	(127)	(3,777,000,000)	(3,729,000,000)
Increase in other noncurrent liabilities	680,000,000	22	1,644,000,000	3,191,000,000
Cash dividends paid	(36,476,000,000)	(1,191)	(35,746,000,000)	(33,404,000,000)
Acquisition of additional interests in subsidiaries	0	0	0	0
Cash dividends distributed to noncontrolling interests	(1,092,000,000)	(35)	(1,053,000,000)	(896,000,000)
Change in other noncontrolling interests	43,000,000	1	200,000,000	54,000,000
Unclaimed dividend	2,000,000	0	2,000,000	2,000,000
Net cash used in financing activities	(40,730,000,000)	(1,330)	(34,800,000,000)	(34,314,000,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(24,000,000)	(1)	52,000,000	(13,000,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,369,000,000)	(534)	10,414,000,000	9,359,000,000
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	50,193,000,000	1,639	39,779,000,000	30,420,000,000
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 33,824,000,000	$ 1,105	$ 50,193,000,000	$ 39,779,000,000